Cover	Oct. 22, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	Quest Diagnostics Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-12215
Entity Tax Identification Number	16-1387862
Entity Address, Address Line One	500 Plaza Drive
Entity Address, City or Town	Secaucus,
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07094
City Area Code	(973)
Local Phone Number	520-2700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	DGX
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001022079
Amendment Flag	false